Schedule of Investments (unaudited)	iShares® MSCI Intl Quality Factor ETF
October 31, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 7.4%
Aristocrat Leisure Ltd.	470,746	$11,570,977
ASX Ltd.	274,599	9,810,749
BHP Group Ltd.	5,458,994	154,530,309
Brambles Ltd.	1,208,387	10,084,896
Dexus	901,984	3,725,362
Fortescue Metals Group Ltd.	1,397,900	19,886,266
Goodman Group	2,159,465	28,573,815
IDP Education Ltd.	252,659	3,490,829
IGO Ltd.	433,404	2,624,421
Insurance Australia Group Ltd.	2,330,354	8,406,836
James Hardie Industries PLC(a)	375,241	9,362,042
Medibank Pvt Ltd.	5,139,912	11,216,716
Mirvac Group	3,336,463	3,871,142
Qantas Airways Ltd.(a)	991,380	3,105,898
REA Group Ltd.	70,828	6,502,341
Rio Tinto Ltd.	284,267	21,234,197
Santos Ltd.	5,582,236	27,238,277
Stockland	1,943,259	4,385,821
Wesfarmers Ltd.	1,198,815	38,570,454
Woodside Energy Group Ltd.	4,200,289	91,481,423
		469,672,771
Austria — 0.3%
OMV AG	228,687	10,029,803
Verbund AG	123,809	10,757,360
		20,787,163
Belgium — 0.2%
Ageas SA/NV	185,355	7,120,011
Umicore SA	99,724	2,372,716
Warehouses De Pauw CVA	143,885	3,560,076
		13,052,803
Canada — 8.5%
Alimentation Couche-Tard Inc.	572,126	31,144,613
ARC Resources Ltd.	2,150,787	34,601,809
Brookfield Asset Management Ltd.	457,533	13,114,791
Canadian National Railway Co.	577,841	61,140,516
CCL Industries Inc., Class B, NVS	82,919	3,242,018
Cenovus Energy Inc.	3,454,030	65,805,280
CGI Inc.(a)	138,553	13,376,222
Constellation Software Inc./Canada	15,558	31,189,036
Franco-Nevada Corp.	102,115	12,422,427
Great-West Lifeco Inc.	374,411	10,373,081
iA Financial Corp. Inc.	160,644	9,347,297
IGM Financial Inc.	98,798	2,224,246
Imperial Oil Ltd.	427,817	24,381,019
Intact Financial Corp.	245,187	34,449,061
Manulife Financial Corp.	2,573,475	44,798,043
Nutrien Ltd.	325,858	17,501,283
Power Corp. of Canada	602,738	14,521,346
RB Global Inc.	152,432	9,975,269
Sun Life Financial Inc.	707,298	32,305,935
TFI International Inc.	81,765	9,045,299
TMX Group Ltd.	408,571	8,508,765
Toromont Industries Ltd.	84,772	6,381,970
Tourmaline Oil Corp.	871,034	46,059,436
		535,908,762
Denmark — 7.9%
AP Moller - Maersk A/S, Class A	3,757	6,134,284
AP Moller - Maersk A/S, Class B, NVS	6,157	10,258,983
Carlsberg A/S, Class B	74,425	8,869,459
Security	Shares	Value

Denmark (continued)
Chr Hansen Holding A/S	56,498	$3,855,406
Coloplast A/S, Class B	86,954	9,067,937
DSV A/S.	203,139	30,357,274
Genmab A/S(a)	55,998	15,829,673
Novo Nordisk A/S	3,912,267	377,440,681
Novozymes A/S, Class B	185,760	8,348,602
Orsted A/S(b)	168,275	8,130,899
Pandora A/S	117,643	13,343,128
Rockwool A/S, Class B	7,722	1,718,321
Tryg A/S	411,426	8,034,144
		501,388,791
Finland — 1.6%
Elisa OYJ	179,546	7,614,305
Fortum OYJ	669,761	7,952,360
Kesko OYJ, Class B	175,485	2,967,713
Kone OYJ, Class B	462,290	20,018,711
Neste OYJ	1,048,122	35,225,202
Orion OYJ, Class B	137,234	5,459,925
Sampo OYJ, Class A	607,251	23,882,458
		103,120,674
France — 8.9%
Amundi SA(b)	68,998	3,604,409
AXA SA	1,751,937	51,910,637
Euronext NV(b)	101,804	7,099,666
Hermes International	41,082	76,651,824
Ipsen SA	32,408	3,830,380
Kering SA	80,941	32,918,827
La Francaise des Jeux SAEM(b)	149,267	4,814,896
L’Oreal SA	205,487	86,372,444
LVMH Moet Hennessy Louis Vuitton SE	278,021	199,043,669
Publicis Groupe SA	205,914	15,678,971
Remy Cointreau SA	12,435	1,412,873
Sartorius Stedim Biotech	33,570	6,285,072
Schneider Electric SE	465,818	71,669,499
		561,293,167
Germany — 5.5%
Allianz SE, Registered	499,296	116,956,339
Bechtle AG	53,432	2,388,026
Beiersdorf AG	57,098	7,509,528
Brenntag SE	142,419	10,590,504
Deutsche Boerse AG	274,926	45,251,859
Deutsche Post AG, Registered	898,997	35,099,982
GEA Group AG	151,278	5,173,770
Hannover Rueck SE	74,709	16,496,744
Knorr-Bremse AG	61,447	3,432,090
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered	203,522	81,674,999
Nemetschek SE	50,977	3,809,172
Rational AG	6,701	3,821,437
Rheinmetall AG	41,108	11,801,835
Scout24 SE(b)	69,515	4,276,569
Wacker Chemie AG	10,205	1,252,390
		349,535,244
Hong Kong — 2.5%
CK Asset Holdings Ltd.	1,872,500	9,359,362
CK Infrastructure Holdings Ltd.	829,000	3,842,447
CLP Holdings Ltd.	1,669,500	12,218,706
Hang Seng Bank Ltd.	894,200	10,223,465
Henderson Land Development Co. Ltd.	1,169,000	3,058,640
Hong Kong & China Gas Co. Ltd.	11,248,370	7,830,089
Hong Kong Exchanges & Clearing Ltd.	1,969,400	68,894,817

Schedule of Investments (unaudited) (continued)	iShares® MSCI Intl Quality Factor ETF
October 31, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Hong Kong (continued)
Power Assets Holdings Ltd.	1,967,000	$9,403,881
Sino Land Co. Ltd.(c)	2,520,000	2,515,785
SITC International Holdings Co. Ltd.	2,104,000	3,241,011
Sun Hung Kai Properties Ltd.	1,238,500	12,717,784
Swire Properties Ltd.	1,342,600	2,599,550
Techtronic Industries Co. Ltd.	1,258,000	11,484,943
Xinyi Glass Holdings Ltd.	1,504,000	1,728,126
		159,118,606
Ireland — 0.2%
Kingspan Group PLC	133,914	9,012,258
Smurfit Kappa Group PLC	170,611	5,561,225
		14,573,483
Israel — 0.6%
Azrieli Group Ltd.	30,839	1,327,841
Bank Hapoalim BM	1,389,213	9,936,965
Bank Leumi Le-Israel BM.	1,647,758	10,613,071
Check Point Software Technologies Ltd.(a)(c)	98,014	13,158,380
Mizrahi Tefahot Bank Ltd.	162,688	5,035,454
		40,071,711
Italy — 1.5%
Assicurazioni Generali SpA	1,182,638	23,491,499
Ferrari NV	168,918	51,132,136
FinecoBank Banca Fineco SpA	886,049	10,452,403
Moncler SpA	201,030	10,440,930
		95,516,968
Japan — 12.6%
Advantest Corp.	875,600	22,554,246
Bandai Namco Holdings Inc.	630,200	13,056,799
BayCurrent Consulting Inc.	212,000	5,322,630
Capcom Co. Ltd.	211,900	6,820,917
Chugai Pharmaceutical Co. Ltd.	708,200	21,002,779
Daifuku Co. Ltd.	246,100	4,066,283
Daito Trust Construction Co. Ltd.	81,700	8,763,662
Daiwa House Industry Co. Ltd.	574,000	15,788,246
Disco Corp.	81,900	14,463,459
Fast Retailing Co. Ltd.	153,500	33,984,348
GLP J-Reit	3,300	2,955,668
GMO Payment Gateway Inc.	50,300	2,008,944
Hakuhodo DY Holdings Inc.	181,800	1,475,342
Hoya Corp.	328,000	31,576,098
Japan Exchange Group Inc.	778,300	15,390,722
Japan Real Estate Investment Corp.	803	2,982,600
Japan Tobacco Inc.	634,500	14,770,435
Kao Corp.	206,500	7,533,924
KDDI Corp.	1,474,700	44,115,244
Kikkoman Corp.	72,600	4,130,559
Kobayashi Pharmaceutical Co. Ltd.	24,300	1,003,183
Kobe Bussan Co. Ltd.	121,700	3,011,838
Koei Tecmo Holdings Co. Ltd.	136,180	1,778,192
Konami Group Corp.	85,100	4,408,358
Lasertec Corp.	93,200	15,394,792
M3 Inc.	329,500	5,074,691
McDonald’s Holdings Co. Japan Ltd.(c)	61,000	2,373,374
MEIJI Holdings Co. Ltd.	113,500	2,793,690
MISUMI Group Inc.	220,600	3,339,588
Mitsui OSK Lines Ltd.	337,500	8,713,337
MonotaRO Co. Ltd.	339,700	2,714,877
MS&AD Insurance Group Holdings Inc.	495,800	18,166,366
Nexon Co. Ltd.	351,000	6,440,587
Nintendo Co. Ltd.	1,300,400	53,725,268
Nippon Building Fund Inc.	1,226	4,925,987
Security	Shares	Value

Japan (continued)
Nippon Prologis REIT Inc.	1,648	$2,932,411
Nippon Telegraph & Telephone Corp.	25,425,400	29,919,968
Nissan Chemical Corp.	114,600	4,673,981
Nitori Holdings Co. Ltd.(c)	65,700	7,114,965
Nitto Denko Corp.	86,100	5,571,166
Obic Co. Ltd.	46,200	6,829,112
Ono Pharmaceutical Co. Ltd.	315,200	5,443,340
Open House Group Co. Ltd.	49,400	1,628,240
Oracle Corp. Japan	51,500	3,653,393
Osaka Gas Co. Ltd.	368,600	6,950,976
Persol Holdings Co. Ltd.	1,588,000	2,381,070
Recruit Holdings Co. Ltd.	1,364,100	39,112,426
Secom Co. Ltd.	157,600	10,946,077
Sekisui Chemical Co.Ltd.	304,400	4,169,327
Sekisui House Ltd.	440,700	8,630,116
SG Holdings Co. Ltd.	328,300	4,653,525
Shimano Inc.	79,800	11,483,703
Shin-Etsu Chemical Co. Ltd.	1,309,000	39,143,507
Shionogi & Co. Ltd.	218,500	10,174,366
SMC Corp.	50,700	23,411,382
Sompo Holdings Inc.	317,900	13,771,410
Square Enix Holdings Co. Ltd.	89,200	2,963,382
Tokio Marine Holdings Inc.	1,897,400	42,449,047
Tokyo Electron Ltd.	530,900	70,151,880
Tokyo Gas Co. Ltd.	523,700	11,760,814
Tosoh Corp.	134,400	1,645,623
Unicharm Corp.	219,000	7,441,374
USS Co. Ltd.	203,100	3,549,964
Welcia Holdings Co. Ltd.	44,600	739,281
Yamaha Corp.	119,000	3,178,481
ZOZO Inc.	196,600	3,738,299
		796,839,639
Netherlands — 6.0%
Adyen NV(a)(b)	38,242	25,793,688
ASML Holding NV	443,692	266,712,337
IMCD NV	52,535	6,324,982
NN Group NV	228,059	7,314,396
Randstad NV	115,720	5,992,531
Universal Music Group NV	968,257	23,711,477
Wolters Kluwer NV	306,435	39,317,443
		375,166,854
New Zealand — 0.3%
Fisher & Paykel Healthcare Corp. Ltd.	417,978	5,067,524
Mercury NZ Ltd.	800,952	2,753,144
Meridian Energy Ltd.	1,597,204	4,498,301
Spark New Zealand Ltd.	2,593,119	7,528,133
		19,847,102
Norway — 1.5%
Aker BP ASA	570,173	16,433,302
Equinor ASA	1,813,796	60,804,239
Gjensidige Forsikring ASA	302,308	4,533,640
Kongsberg Gruppen ASA	88,403	3,611,234
Mowi ASA	285,708	4,642,656
Orkla ASA	383,512	2,643,354
Yara International ASA	118,893	3,890,409
		96,558,834
Portugal — 0.1%
Jeronimo Martins SGPS SA	200,504	4,622,594

Singapore — 1.6%
CapitaLand Ascendas REIT	2,642,900	5,021,626

Schedule of Investments (unaudited) (continued)	iShares® MSCI Intl Quality Factor ETF
October 31, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Singapore (continued)
DBS Group Holdings Ltd.(c)	1,799,100	$43,220,346
Oversea-Chinese Banking Corp. Ltd.	4,064,700	37,684,286
Singapore Exchange Ltd.	1,603,300	11,100,701
		97,026,959
Spain — 2.1%
Corp. ACCIONA Energias Renovables SA	99,318	2,688,161
EDP Renovaveis SA	224,518	3,611,808
Endesa SA	412,441	7,759,941
Iberdrola SA	6,374,550	70,897,860
Industria de Diseno Textil SA	1,212,019	41,836,433
Redeia Corp. SA	120,954	1,886,268
		128,680,471
Sweden — 3.4%
Alfa Laval AB	228,504	7,405,073
Assa Abloy AB, Class B	874,174	18,633,084
Atlas Copco AB, Class A	3,472,126	44,960,621
Atlas Copco AB, Class B	2,021,682	22,710,045
Boliden AB	205,042	5,255,870
Epiroc AB, Class A	829,012	13,657,737
Epiroc AB, Class B	492,404	6,837,182
EQT AB	381,382	6,967,776
Evolution AB(b)	231,483	20,626,387
Indutrade AB	262,460	4,651,672
Lifco AB, Class B	230,420	4,216,214
Nibe Industrier AB, Class B	1,308,924	7,538,567
Sandvik AB	919,828	15,667,439
SKF AB, Class B	248,581	4,030,110
Tele2 AB, Class B	421,150	2,990,855
Volvo AB, Class A	157,810	3,163,979
Volvo AB, Class B	1,175,663	23,295,986
		212,608,597
Switzerland — 13.6%
ABB Ltd., Registered	1,602,792	53,850,138
Baloise Holding AG, Registered	55,819	8,014,818
BKW AG	28,307	4,758,632
Clariant AG, Registered	164,768	2,341,011
EMS-Chemie Holding AG, Registered	7,186	4,915,653
Geberit AG, Registered	50,408	23,470,650
Givaudan SA, Registered	4,918	16,369,663
Helvetia Holding AG, Registered	46,964	6,313,548
Kuehne + Nagel International AG, Registered	78,684	21,218,213
Logitech International SA, Registered	125,446	9,874,022
Nestle SA, Registered	1,834,343	197,813,212
Partners Group Holding AG	45,131	47,787,572
Roche Holding AG, Bearer	36,640	9,984,805
Roche Holding AG, NVS	795,729	205,066,973
Schindler Holding AG, Participation Certificates, NVS	39,595	8,010,970
Schindler Holding AG, Registered	23,647	4,609,767
Sika AG, Registered	101,274	24,235,818
Sonova Holding AG, Registered	57,861	13,713,823
STMicroelectronics NV	678,293	25,856,591
Straumann Holding AG	102,167	12,074,512
Swiss Re AG	264,207	28,867,993
Swisscom AG, Registered	24,112	14,447,640
VAT Group AG(b)	41,424	14,689,758
Zurich Insurance Group AG	212,857	101,105,486
		859,391,268
United Kingdom — 12.8%
3i Group PLC	1,050,188	24,760,886
abrdn PLC	2,190,308	4,181,507
Admiral Group PLC	375,111	11,145,571
Security	Shares	Value

United Kingdom (continued)
Anglo American PLC	623,017	$15,874,209
Ashtead Group PLC	412,301	23,646,466
Auto Trader Group PLC(b)	1,509,474	11,418,036
Barratt Developments PLC	890,251	4,489,710
Berkeley Group Holdings PLC	94,993	4,669,532
Bunzl PLC	294,429	10,504,101
Burberry Group PLC	445,550	9,182,808
Croda International PLC	85,468	4,555,113
Diageo PLC	1,651,279	62,444,723
Experian PLC	1,075,549	32,630,853
Glencore PLC	8,863,420	46,947,973
GSK PLC	3,327,286	59,314,732
Halma PLC	236,289	5,313,749
Hargreaves Lansdown PLC	815,225	7,021,082
Hikma Pharmaceuticals PLC	113,869	2,638,291
Imperial Brands PLC	836,915	17,829,772
Intertek Group PLC	161,631	7,527,736
JD Sports Fashion PLC	2,289,253	3,559,409
Johnson Matthey PLC	93,218	1,694,627
Land Securities Group PLC	495,820	3,436,876
London Stock Exchange Group PLC	479,471	48,376,240
Mondi PLC	341,610	5,525,713
Next PLC	125,930	10,558,272
Persimmon PLC	406,758	5,037,290
Prudential PLC	2,659,582	27,809,602
Reckitt Benckiser Group PLC	557,964	37,331,655
RELX PLC	2,125,598	74,242,226
Rio Tinto PLC	959,647	61,225,914
Schroders PLC	1,159,064	5,219,328
Segro PLC	939,071	8,162,535
Spirax-Sarco Engineering PLC	71,072	7,093,949
SSE PLC	1,397,271	27,768,741
St. James’s Place PLC	1,101,407	8,586,327
Taylor Wimpey PLC	2,847,656	3,846,165
Unilever PLC	1,832,829	86,803,918
Wise PLC, Class A(a)	825,362	6,708,326
WPP PLC	1,000,846	8,618,503
		807,702,466
Total Common Stocks — 99.1%
(Cost: $6,358,778,289)	.	6,262,484,927

Preferred Stocks

Germany — 0.3%
Dr Ing hc F Porsche AG, Preference Shares, NVS(b)	151,438	13,272,788
Sartorius AG, Preference Shares, NVS	25,308	6,343,192
		19,615,980
Total Preferred Stocks — 0.3%
(Cost: $26,537,004)		19,615,980

Warrants

Canada — 0.0%
Constellation Software Inc., Issued 08/29/23, 1 Share for 1 Warrant, Expires 03/31/40, Strike Price CAD 11.50)(a)(d)	15,091	—

Total Warrants — 0.0%
(Cost: $—)		—
Total Long-Term Investments — 99.4%
(Cost: $6,385,315,293)		6,282,100,907

Schedule of Investments (unaudited) (continued)	iShares® MSCI Intl Quality Factor ETF
October 31, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Short-Term Securities

Money Market Funds — 0.3%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.54%(e)(f)(g)	16,916,802	$16,923,569
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.33%(e)(f)	1,630,000	1,630,000

Total Short-Term Securities — 0.3%
(Cost: $18,552,686)		18,553,569

Total Investments — 99.7%
(Cost: $6,403,867,979)		6,300,654,476

Other Assets Less Liabilities — 0.3%		19,768,812

Net Assets — 100.0%		$6,320,423,288

(a)	Non-income producing security.
(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)	All or a portion of this security is on loan.
(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period end.
(g)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended October 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/23	Purchases at Cost		Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/23	Shares Held at 10/31/23	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$631,745	$16,290,872	(a)	$—	$132	$820	$16,923,569	16,916,802	$5,933	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	1,540,000	90,000	(a)	—	—	—	1,630,000	1,630,000	20,260		—
					$132	$820	$18,553,569		$26,193		$—
(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
TOPIX Index	43	12/07/23	$6,478	$(189,340)
Euro STOXX 50 Index	368	12/15/23	15,888	(631,657)
FTSE 100 Index	64	12/15/23	5,713	(150,111)
SPI 200 Index	69	12/21/23	7,453	(414,921)
				$(1,386,029)

Schedule of Investments (unaudited) (continued)	iShares® MSCI Intl Quality Factor ETF
October 31, 2023

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$567,190,276	$5,695,294,651	$—	$6,262,484,927
Preferred Stocks	—	19,615,980	—	19,615,980
Warrants	—	—	—	—
Short-Term Securities
Money Market Funds	18,553,569	—	—	18,553,569
	$585,743,845	$5,714,910,631	$—	$6,300,654,476
Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$—	$(1,386,029)	$—	$(1,386,029)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation

NVS	Non-Voting Shares